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VIA EDGAR

May 3, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Variable Insurance Fund, Inc.

File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of Morgan Stanley Variable Insurance Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the forms of prospectuses of the Discovery Portfolio, Emerging Markets Debt Portfolio, Global Infrastructure Portfolio, Global Real Estate Portfolio, Growth Portfolio and U.S. Real Estate Portfolio and statement of additional information contained in Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A, filed on April 19, 2024, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 19, 2024, accession number 0001133228-24-004049.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai